Subsequent Events (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 CNY (¥) shares	Jun. 30, 2023 shares	Dec. 31, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Cash consideration					$ 27,106,447
Class B [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Converted shares (in Shares) | shares				(1,000,000)
Subsequent Event [Member] | Wuhan Xinwanlian Technology Co Ltd [Member]
Subsequent Events (Details) [Line Items]
Cash consideration		$ 248,231	¥ 1,800,000
Subsequent Event [Member] | Class B [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Converted shares (in Shares) | shares		16,389,445	16,389,445
Wuhan Xinwanlian Technology Co Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage		100.00%	100.00%
Gangjiang Li [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Repayments of convertible debt	$ 10,000,000
Gangjiang Li [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Convertible notes issued	$ 10,000,000